Fair Value Measurements - Summary of Fair Value Hierarchy of Plan's Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 119,789,931	$ 107,100,843
Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	106,010,818	102,206,534
Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Level 3
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Investment Measured at Net Asset Value
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	13,779,113	4,894,309
Mutual Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	102,786,085	97,002,628
Mutual Funds | Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	102,786,085	97,002,628
Mutual Funds | Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Mutual Funds | Level 3
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Common Stock of Plan Sponsor
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	3,224,733	5,203,906
Common Stock of Plan Sponsor | Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	3,224,733	5,203,906
Common Stock of Plan Sponsor | Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Common Stock of Plan Sponsor | Level 3
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Employee Benefit Plans Mutual Funds and Common Stock of Plan Sponsor
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	106,010,818	102,206,534
Employee Benefit Plans Mutual Funds and Common Stock of Plan Sponsor | Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	106,010,818	102,206,534
Employee Benefit Plans Mutual Funds and Common Stock of Plan Sponsor | Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Employee Benefit Plans Mutual Funds and Common Stock of Plan Sponsor | Level 3
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 0	$ 0